S000058011 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	92 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.58%	0.06%	2.46%
BlackRock Inflation Hedged Corporate Bond Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.55%	2.32%	4.89%
iShares Inflation Hedged Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.99%	1.75%	4.33%
Performance Inception Date				May 08, 2018
iShares Inflation Hedged Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.03%	0.21%	2.83%
iShares Inflation Hedged Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.70%	0.66%	2.69%

[1]	The BlackRock Inflation Hedged Corporate Bond Index (Spliced) reflects the performance of the Markit iBoxx USD Liquid Investment Grade Inflation Hedged Index through November 30, 2021 (when the Fund was actively managed) and the BlackRock Inflation Hedged Corporate Bond Index thereafter (when it became the Fund's Underlying Index). Prior to December 1, 2021, the Fund did not seek to track the investment results of an index but was managed by BFA during the applicable period using an investment strategy substantially similar to the methodology of the Markit iBoxx USD Liquid Investment Grade Inflation Hedged Index.